THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

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Supplement dated September 21, 2023

to the Prospectus dated December 31, 2022, as supplemented

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THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Please note the following changes to the Prospectus effective October 1, 2023:

1.	The following is added beneath the final paragraph in the section entitled “SUMMARY SECTION – US Treasury 3 Month Bill ETF – Purchase and Sale of UST 3 Month Bill Fund Shares”:

On any given day that the Exchange is open, except days that the Exchange is open but U.S. banks are generally closed (e.g., Veterans Day and Columbus Day), the UST 3 Month Bill Fund expects to effect creation and redemption orders (delivered in proper form) at different times, depending on when such orders are received, as follows:

For creation orders:

• Orders received before 12:00 p.m. Eastern Time: Creation Units are generally expected to be delivered on that same day (“T+0”) by either 3:00 p.m. Eastern Time (for transactions where the AP has advanced full collateral) or by no later than 6:00 p.m. Eastern Time (for transactions where the AP has not advanced full collateral).

• Orders received on or after 12:00 p.m. Eastern Time: Creation Units are generally expected to be delivered on the following business day (“T+1”) by no later than 6:00 p.m. Eastern Time.

For redemption orders:

• Orders received before 12:00 p.m. Eastern Time: redemption proceeds will be issued on T+0 by 3:00 p.m. Eastern Time.

• Orders received on or after 12:00 p.m. Eastern Time: redemption proceeds will be issued on T+1 by 3:00 p.m. Eastern Time.

On days that the Exchange is open, but U.S. banks are generally closed, all creation orders and redemption orders for the UST 3 Month Bill Fund are expected to settle on T+1.

2.	The first paragraph in the section entitled “HOW TO BUY AND SELL SHARES – Determination of NAV” is deleted and replaced in its entirety with the following:

For each Fund other than the UST 3 Month Bill Fund, such Fund’s NAV is calculated as of the scheduled close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, each day the NYSE is open for business. The UST 3 Month Bill Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. The NAV for each Fund is calculated by dividing that Fund’s net assets by its Shares outstanding.

Investors should retain this supplement for future reference.

THE RBB FUND, INC.

US Treasury 30 Year Bond ETF | (Nasdaq: UTHY)

US Treasury 20 Year Bond ETF | (Nasdaq: UTWY)

US Treasury 10 Year Note ETF | (Nasdaq: UTEN)

US Treasury 7 Year Note ETF | (Nasdaq: USVN)

US Treasury 5 Year Note ETF | (Nasdaq: UFIV)

US Treasury 3 Year Note ETF | (Nasdaq: UTRE)

US Treasury 2 Year Note ETF | (Nasdaq: UTWO)

US Treasury 12 Month Bill ETF | (Nasdaq: OBIL)

US Treasury 6 Month Bill ETF | (Nasdaq: XBIL)

US Treasury 3 Month Bill ETF | (Nasdaq: TBIL)

______________________________________________________________________

Supplement dated September 21, 2023

to the Statement of Additional Information (“SAI”) dated December 31, 2022, as supplemented

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THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Please note the following changes to the SAI effective October 1, 2023:

1.	The second sentence of the first paragraph in the section entitled “Purchase and Redemption of Creation Units – Purchase and Issuance of Creation Units” is deleted and replaced in its entirety with the following:

For each Fund other than the UST 3 Month Fund, the NAV of the Fund’s shares is calculated each Business Day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern Time.  The UST 3 Month Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time). Each Fund will not issue fractional Creation Units.  A Business Day is any day on which the NYSE is open for business.

2.	The first sentence of the second paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Purchase and Issuance of Creation Units – PROCEDURES FOR PURCHASE OF CREATION UNITS” is deleted and replaced in its entirety with the following:

All orders to purchase shares directly from a Fund must be placed for one or more Creation Units in the manner set forth and by the time(s) designated in the Participant Agreement (the “Cut-Off Time”).

3.	The final paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Purchase and Issuance of Creation Units – PROCEDURES FOR PURCHASE OF CREATION UNITS” is deleted and replaced in its entirety with the following:

For each Fund other than the UST 3 Month Fund, the order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Cut-Off Time and the federal funds in the appropriate amount are deposited by 2:00 p.m., Eastern Time, with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m., Eastern Time on the Settlement Date, then the order may be deemed to be rejected and the AP will be liable to the Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed.

SPECIAL PROCEDURES FOR PURCHASE OF CREATION UNITS – UST 3 MONTH FUND

For the UST 3 Month Fund, except as described below, the Transfer Agent must receive all orders to create Creation Units of the Fund no later than the Cut-Off Time, in each case on the Order Placement Date in order for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date after receipt of the order in proper form. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, AP Handbook and this SAI are properly followed. Creation Units of the UST 3 Month Fund may be delivered either on the date such order is placed (“T+0”) or on the next Business Day (“T+1”), depending on when the Transfer Agent receives an order in proper form, as follows:

• For orders received in proper form before 12:00 p.m. Eastern Time on a given Business Day (“NAV 1 Order”), the UST 3 Month Fund expects to deliver Creation Units on T+0 (i) by 3:00 p.m. Eastern Time (for transactions for which the AP has advanced full collateral) or (ii) no later than 6:00 p.m. Eastern Time (for transactions for which the AP has not advanced full collateral by 3:00 p.m. Eastern Time).

• For orders received in proper form on or after 12:00 p.m. Eastern Time (and before 4:00 p.m. Eastern Time) on a given Business Day (“NAV 2 Order”), the UST 3 Month Fund expects to deliver Creation Units on T+1 no later than 6:00 p.m. Eastern Time.

For orders received on days when the Exchange is open, but U.S. banks are generally closed, the UST 3 Month Fund expects to deliver Creation Units for all NAV 1 Orders and NAV 2 Orders on T+1 no later than 6:00 p.m. Eastern Time.

A custom order may be placed by an AP when cash replaces any Deposit Securities which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. In the case of custom orders, the Transfer Agent must receive the creation order no later than one hour before the respective Cut-off Time (i.e., no later than 11:00 a.m. Eastern Time for a NAV 1 Order or between 11:00 p.m. and 3:00 p.m. Eastern Time for a NAV 2 Order).

The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of an emergency, if regular trading on the Exchange is stopped at a time other than its regularly scheduled closing time or if the Exchange or the bond markets close earlier than normal (such as the day before a holiday). For example, on days when the generally accepted close of the bond market occurs earlier than normal, in-kind creation orders must be placed by the earlier closing time, while custom orders requesting a “cash-in-lieu” amount must be received by the Transfer Agent no later than one hour prior to the earlier closing time. Notwithstanding the foregoing, the Company may, but is not required to, permit custom NAV 1 Orders until 12:00 p.m. Eastern Time and custom NAV 2 Orders until 4:00 p.m. Eastern Time, or until the market close (in the event the NYSE closes early). In the event the Exchange does not open for business, the Company may, but is not required to, open the UST 3 Month Fund for creation and redemption transactions if the Federal Reserve wire payment system is open. The Company reserves the right to reprocess creation and redemption transactions that were initially processed at a NAV other than (i) the NAV determined by the UST 3 Month Fund at 12:00 p.m. Eastern Time and the UST 3 Month Fund’s official closing NAV (as each may be subsequently adjusted). The Company reserves the right to recover amounts from (or distribute amounts to) APs based on NAV 1 transactions and NAV 2 transactions with respect to the UST 3 Month Fund. The Fund also reserves the right to advance the time by which purchase and redemption orders must be received for same Business Day credit as otherwise permitted by the SEC. Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent, Distributor or an AP.

4.	The first paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Purchase and Issuance of Creation Units – ISSUANCE OF A CREATION UNIT” is deleted and replaced in its entirety with the following:

Except as provided herein, Creation Units will not be issued until the transfer of good title to the Company of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser will be notified of such delivery, and the Company will issue and cause the delivery of the Creation Units. For each Fund other than the UST 3 Month Fund, the delivery of Creation Units so created generally will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor. For information regarding the delivery of Creation Units of the UST 3 Month Fund, see “SPECIAL PROCEDURES FOR PURCHASE OF CREATION UNITS OF UST 3 MONTH FUND” above. Each Fund reserves the right to settle Creation Unit transactions on a basis other than as described above in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

5.	The final sentence of the third paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Redemption of Creation Units – PROCEDURES FOR REDEMPTION OF CREATION UNITS” is deleted and replaced in its entirety with the following:

For each Fund other than the UST 3 Month Fund, deliveries of redemption proceeds generally will be made within three Business Days of the trade date. For more information regarding the UST 3 Month Fund’s redemption procedures, see “SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND” below.

6.	The following is added after the final paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Redemption of Creation Units – PROCEDURES FOR REDEMPTION OF CREATION UNITS”:

SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND

For the UST 3 Month Fund, orders to redeem Creation Units must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Units of the Fund need not be a Participating Party, but such orders must state that redemption of Creation Units of the Fund will be effected through transfer of Creation Units of the Fund directly through DTC. An order to redeem Creation Units is deemed received by the Custodian on the Order Placement Date if: (i) such order is received by the Custodian before 12:00 p.m. Eastern Time on the Order Placement Date for the order to be effected at NAV 1 and on or after 12:00 p.m. Eastern Time (but before market close) on the Order Placement Date for the order to be effected at NAV 2; and (ii) all other procedures set forth in the Participant Agreement are properly followed.

An order to redeem Creation Unit aggregations made in proper form but received after 4:00 p.m., Eastern Time will be deemed received on the next Business Day immediately following the date that redemption request was placed and will be affected at NAV 1 next determined on such Business Day. The calculation of the amount of cash to be delivered upon redemption will be made by the Custodian computed on the Business Day on which a redemption order is deemed received by the Fund.

An AP must deliver the requisite number of shares of Creation Units specified in such order through DTC to the Transfer Agent and deliver any redemption cash component (if applicable) directly to the Transfer Agent through the Federal Reserve wire system, in each case by no later than the time specified below:

Order Type	Settlement Time (Delivery of Fund Securities to AP)	Delivery Deadline (Delivery of Shares by AP to Fund)
NAV 1 Order	By 3:00 p.m. Eastern time (T+0)	By 1:00 pm. Eastern time (T+0)
NAV 2 Order	By 3:00 p.m. Eastern time (T+1)	By 1:00 pm. Eastern time (T+1)

For orders received on days when the Exchange is open, but U.S. banks are generally closed, the Fund expects to deliver Fund Securities to the AP for all NAV 1 Orders and NAV 2 Orders on T+1 no later than 3:00 p.m. Eastern Time.

Notwithstanding anything to the contrary herein, upon receipt of a proper redemption request submitted in accordance with the redemption procedures set forth above in this section, the UST 3 Month Fund will make a payment to redeeming APs in satisfaction thereof no later than the Business Day following the redemption request. The UST 3 Month Fund may postpone and/or suspend redemption and payment beyond one Business Day only as follows: (1) for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks; (2) for any period (a) during which the Exchange is closed other than customary week-end and holiday closings or (b) during which trading on the Exchange is restricted; (3) for any period during which an emergency exists as a result of which (a) disposal of securities owned by the Fund is not reasonably practicable or (b) it is not reasonably practicable for the Fund to fairly determine the net asset value of shares of the Fund; (4) for any period during which the SEC has, by rule or regulation, deemed that (a) trading shall be restricted or (b) an emergency exists; (5) for any period that the SEC, may by order permit for shareholder protection; or (6) for any period during which the Fund, as part of a necessary liquidation of the Fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws. Any such suspension or postponement described above will be consistent with the Fund’s obligations under Section 22(e) of the 1940 Act.

7.	The first paragraph in the section entitled “PURCHASE AND REDEMPTION OF CREATION UNITS – Redemption of Creation Units – ADDITIONAL REDEMPTION PROCEDURES” is deleted and replaced in its entirety with the following:

In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, the AP must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the Order Placement Date (or, in the case of the UST 3 Month Fund, as set forth in “SPECIAL PROCEDURES FOR REDEMPTION OF CREATION UNITS – UST 3 MONTH FUND” above). Due to the schedule of holidays in certain countries, the different treatment among foreign and U.S. markets of dividend record dates and dividend ex-dates (that is the last date the holder of a security can sell the security and still receive dividends payable on the security sold), and in certain other circumstances, the delivery of in-kind redemption proceeds by each Fund other than the UST 3 Month Fund may take longer than three Business Days after the day on which the redemption request is received in proper form. If neither the redeeming Shareholder nor the AP acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Company may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

8.	The disclosure in the section entitled “DETERMINATION OF NET ASSET VALUE” is deleted and replaced in its entirety with the following:

The following information supplements and should be read in conjunction with the sections in the Funds’ Prospectus titled “HOW TO BUY AND SELL SHARES.”

For each Fund other than the UST 3 Month Fund, such Fund’s NAV is determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each day the NYSE is open, except that no computation need be made on a day on which no orders to purchase or redeem shares have been received. The NYSE currently observes the following holidays: New Year’s Day, Martin Luther King Jr. Day (third Monday in January), Presidents Day (third Monday in February), Good Friday (Friday before Easter), Memorial Day (last Monday in May), Juneteenth National Independence Day, Independence Day, Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November), and Christmas Day. The UST 3 Month Fund’s NAV is calculated twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business.

NAV per share is computed by dividing the value of a Fund’s net assets (i.e., the value of its assets less its liabilities) by the total number of that Fund’s shares outstanding. In computing NAV, securities are valued at market value as of the applicable NAV determination time. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by the National Association of Securities Dealers Automated Quotations (“NASDAQ”). If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options and stock index options traded on national securities exchanges or on NASDAQ are valued at the mean between the latest bid and asked prices for such options. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities that mature in less than 60 days are valued at amortized cost (unless the Board determines that this method does not represent fair value), if their original maturity was 60 days or less or by amortizing the value as of the 61st day before maturity, if their original term to maturity exceeded 60 days. A pricing service may be used to determine the fair value of securities held by a Fund. Any such service might value the investments based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. The service may also employ electronic data-processing techniques, a matrix system, or both to determine valuation. The Board will review and monitor the methods such services use to assure itself that securities are valued at their fair values.

With respect to the UST 3 Month Fund, the values of securities held by the Fund and other assets used in computing NAV are determined twice per day: first at 12:00 p.m. Eastern Time, and second at the regularly scheduled close of regular trading of the NYSE (generally 4:00 p.m., Eastern Time), each day the NYSE is open for business. With respect to each Fund other than the UST 3 Month Fund, the values of securities held by the Fund and other assets used in computing NAV are determined as of the time at which trading in such securities is completed each day. That time, in the case of foreign securities, generally occurs at various times before the close of the NYSE. Trading in securities listed on foreign securities exchanges will be valued at the last sale or, if no sales are reported, at the bid price as of the close of the exchange, subject to possible adjustment as described in the Prospectus. Foreign currency exchange rates are also generally determined before the close of the NYSE. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determinations of such values or exchange rates are made and the close of the NYSE. When such events materially affect the value of securities held by a Fund or its liabilities, such securities and liabilities will be valued at fair value in accordance with procedures adopted in good faith by the Board. The values of any assets and liabilities initially expressed in foreign currencies will be converted to U.S. dollars based on exchange rates supplied by a quotation service.

Investors should retain this supplement for future reference.